Stock Options and Nonvested Shares - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2004 Stock incentive plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of options, Outstanding at beginning of year	13,202,200	13,677,960	16,180,260
Number of options, Exercised	(20,000)	(2,400)	(107,200)
Number of options, Forfeited	(22,000)	(473,360)	(2,395,100)
Number of options, Outstanding at end of year	13,160,200	13,202,200	13,677,960
Number of options , Shares exercisable at end of year	13,160,200	13,202,200	13,677,960
Weighted average exercise price, Outstanding at beginning of year	$ 0.43	$ 0.46	$ 0.53
Weighted average exercise price, Exercised	0.25	0.25	0.25
Weighted average exercise price, Forfeited	1.43	1.16	0.98
Weighted average exercise price, Outstanding at end of year	0.43	0.43	0.46
Weighted average exercise price, Shares exercisable at end of year	$ 0.43	$ 0.43	$ 0.46
2014 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of options, Outstanding at beginning of year	3,675,000	3,755,000	1,105,000
Number of options, Granted		280,000	2,690,000
Number of options, Forfeited	(200,000)	(360,000)	(40,000)
Number of options, Outstanding at end of year	3,475,000	3,675,000	3,755,000
Number of options , Shares exercisable at end of year	2,529,000	1,877,000	1,045,800
Weighted average exercise price, Outstanding at beginning of year	$ 0.48	$ 0.49	$ 0.87
Weighted average exercise price, Granted		0.43	0.34
Weighted average exercise price, Forfeited	0.72	0.62	0.89
Weighted average exercise price, Outstanding at end of year	0.46	0.48	0.49
Weighted average exercise price, Shares exercisable at end of year	$ 0.49	$ 0.59	$ 0.88